Share capital and shares held in treasury - Summary of number of ordinary shares (Details) - GBP (£) £ / shares in Units, £ in Millions	2 Months Ended	12 Months Ended
	Feb. 28, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 09, 2022
Disclosure of classes of share capital
Shares issued at start of year	1,934,880,088	1,984,961,632	1,982,299,312
Treasury shares at start of year	(25,400,000)	(55,600,000)
Shares outstanding at start of year	1,909,526,620	1,929,425,389	1,926,000,000.0
Issue of ordinary shares		1,918,456	2,662,320
Repurchase of ordinary shares		(21,700,000)	0	(7,800,000)
Net release of shares by the Employee Benefit Trust		(100,000)	700,000
Cancellation of ordinary shares		(52,000,000)
Cancellation of treasury share		52,000,000.0	0	0
Shares issued at end of year		1,934,880,088	1,984,961,632	1,982,299,312
Treasury shares at end of year		(25,400,000)	(55,600,000)
Shares outstanding at end of year		1,909,526,620	1,929,425,389	1,926,000,000.0
Average price of ordinary shares repurchased		£ 23.03
Repurchase of ordinary shares		£ 500	£ 0	£ 150
Shares purchased by Employee Benefit Trust		2,200,000
Purchase of shares by Employee Benefit Trust		£ 50	1	37
Shares held by the Employee Benefit Trust, amount		£ 101	£ 86	£ 97
Treasury shares held by employee benefit trust		5,553,401	5,448,564	6,192,953
Treasury shares held by parent company		19,800,067	50,087,679	50,087,679
Value of ordinary shares non-discretionary repurchase programme					£ 150
Accrual for ordinary shares non-discretionary repurchase programme		£ 150
Number of ordinary shares repurchased under non-discretionary programme	6,300,000